As filed with the Securities and Exchange Commission on July 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 29, 2013

Date of reporting period:  May 31, 2012

Item 1. Schedules of Investments.

Niemann Tactical Return Fund
Schedule of Investments
May 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 25.26%	Value
	Beverage Manufacturing - 0.76%
2,538	Monster Beverage Corp. (a)	$184,259
	Book, Periodical, and Music Stores - 1.03%
7,150	Barnes & Noble, Inc. (a)	117,474
13,500	Hot Topic, Inc.	133,785
		251,259
	Clothing Stores - 2.31%
6,400	American Eagle Outfitters, Inc.	123,584
2,200	Dillard's, Inc. - Class A	147,928
4,700	The Gap, Inc.	124,550
2,646	Ross Stores, Inc.	167,307
		563,369
	Computer and Peripheral Equipment Manufacturing - 0.59%
250	Apple, Inc. (a)	144,432
	Computer Systems Design and Related Services - 0.68%
3,000	Sourcefire, Inc. (a)	165,480
	Data Processing, Hosting, and Related Services - 0.59%
5,200	Aol, Inc. (a)	142,636
	Electrical and Electronic Goods Merchant Wholesalers - 0.61%
7,730	TESSCO Technologies, Inc.	148,107
	Full-Service Restaurants - 0.52%
1,500	Buffalo Wild Wings, Inc. (a)	127,665
	Gasoline Stations - 0.67%
5,594	Susser Holdings Corp. (a)	163,624
	Health and Personal Care Stores - 1.13%
5,200	Sally Beauty Holdings, Inc. (a)	137,436
1,533	Ulta Salon Cosmetics & Fragrance, Inc.	137,004
		274,440
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.58%
4,250	Virnetx Holding Corp. (a)	141,695
	Management of Companies and Enterprises - 0.69%
10,353	Citizens Republic Bancorp, Inc. (a)	168,340
	Medical Equipment and Supplies Manufacturing - 1.12%
10,355	Endologix, Inc. (a)	140,724
5,350	VIVUS, Inc. (a)	132,627
		273,351
	Motion Picture and Video Industries - 1.30%
9,700	Carmike Cinemas, Inc. (a)	137,158
13,400	Lions Gate Entertainment Corp. (a)(b)	178,488
		315,646
	Office Administrative Services - 0.69%
1,719	Advisory Board Co. (a)	166,520
	Oil and Gas Extraction - 0.86%
6,084	Atlas Energy LP	209,959
	Other Fabricated Metal Product Manufacturing - 0.42%
2,600	Sturm Ruger & Co., Inc.	101,322
	Other Food Manufacturing - 0.56%
9,400	John B. Sanfilippo & Son, Inc. (a)	136,206
	Other General Merchandise Stores - 0.63%
1,680	Tractor Supply Co.	153,468
	Other Miscellaneous Manufacturing - 0.55%
1,800	Blyth, Inc.	134,496
	Other Support Services - 1.15%
4,393	Liquidity Services, Inc. (a)	280,669
	Pharmaceutical and Medicine Manufacturing - 5.91%
13,000	Affymax, Inc. (a)	183,820
12,050	Akorn, Inc. (a)	164,482
2,020	Alexion Pharmaceuticals, Inc. (a)	182,951
7,670	Amylin Pharmaceuticals, Inc. (a)	203,332
11,755	Pharmacyclics, Inc. (a)	369,342
2,900	Questcor Pharmaceuticals, Inc. (a)	120,060
1,590	Regeneron Pharmaceuticals, Inc. (a)	215,684
		1,439,671
	Semiconductor and Other Electronic Component Manufacturing - 0.53%
2,150	Mellanox Technologies Ltd. (a)(b)	129,967
	Software Publishers - 0.71%
1,914	SXC Health Solutions Corp. (a)(b)	171,705
	Wireless Telecommunications Carriers (except Satellite) - 0.67%
1,000	Equinix, Inc. (a)	163,110

	TOTAL COMMON STOCKS (Cost $5,047,060)	6,151,396

	EXCHANGE-TRADED FUNDS - 50.13%
31,500	Consumer Discretionary Select Sector SPDR Fund	1,357,965
8,000	iShares Nasdaq Biotechnology Index Fund	985,680
152,000	iShares Dow Jones US Home Construction Index Fund	2,321,040
44,700	Market Vectors Pharmaceutical ETF (a)	1,645,854
46,500	PowerShares Insured National Municipal Bond Portfolio	1,179,705
40,000	SPDR S&P Retail ETF	2,336,400
29,400	SPDR Nuveen S&P High Yield Municipal Bond ETF (a)	1,648,164
5,600	Vanguard Extended Duration Treasury ETF	733,936
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,134,484)	12,208,744

	EXCHANGE-MONEY MARKET FUNDS - 14.52%
3,537,349	Invesco STIT - Liquid Assets Portfolio - Institutional Class, 0.16% (c)	3,537,349
	TOTAL MONEY MARKET FUNDS (Cost $3,537,349)	3,537,349

	Total Investments in Securities (Cost $20,718,893) - 89.91%	21,897,489
	Other Assets in Excess of Liabilities - 10.09%	2,457,071
	NET ASSETS - 100.00%	$24,354,560

	ETF Exchange - Traded Fund
	(a) Non-income producing security.
	(b) U.S. traded security of a foreign issuer
	(c) Rate shown is the 7-day yield as of May 31, 2012.

Note 1 – Securities Valuation

The Niemann Tactical Return Fund’s (the “Fund”) investments in equity securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$127,665	$-	$-	$127,665
Administrative Support, Waste Management	447,188	-	-	447,188
Information	793,097	-	-	793,097
Management of Companies and Enterprises	168,340	-	-	168,340
Manufacturing	2,543,705	-	-	2,543,705
Mining, Quarrying, and Oil and Gas Extraction	209,959	-	-	209,959
Professional, Scientific, and Technical Services	165,480	-	-	165,480
Real Estate and Rental and Leasing	141,695	-	-	141,695
Retail Trade	1,406,161	-	-	1,406,161
Wholesale Trade	148,106	-	-	148,106
Total Common Stocks	6,151,396	-	-	6,151,396
Exchange-Traded Funds	12,208,744	-	-	12,208,744

Short-Term Investments	3,537,349	-	-	3,537,349
Total Investments in Securities	$21,897,489	$-	$-	$21,897,489

Refer to the Fund’s Schedule of Investments for for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at May 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the quarter ended May 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2012 was as follows*:

Cost of investments	$20,717,943

Gross unrealized appreciation	$1,361,064
Gross unrealized depreciation	(181,518)
Net unrealized appreciation	$1,179,546

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  7/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  7/27/12

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  7/27/12

* Print the name and title of each signing officer under his or her signature.